Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

May 2, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Forward Funds (“Registrant”)

File Nos: 033-48940

  811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant effective May 1, 2008, does not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 47 on April 29, 2008.

Sincerely,

/s/ Mary Curran
Mary Curran
Secretary